Income Taxes (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Deferred tax assets:
Net operating loss	$ 253,194	$ 63,260
Total gross deferred tax asset	253,194	63,260
Gross net deferred tax asset	253,194	63,260
Less: Valuation allowances	(253,194)	(63,260)
Net deferred tax asset